united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Rich Malinowski, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/22

Item 1. Reports to Stockholders.

Semi-Annual Report

April 30, 2022

Conductor Global Equity Value Fund
Class A RAALX
Class C RACLX
Class I RAILX
Class Y RAYLX

Conductor International Equity Value Fund
Class I RIYLX

www.conductorfunds.com
1-844-GO-RAILX (1-844-467-2459)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about each Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

Conductor Global Equity Value Fund
Portfolio Review (Unaudited)
April 30, 2022

The Fund’s performance figures* for the periods ended April 30, 2022, compared to its benchmark:

			Annualized
					Since
					Commencement
					of Operations	Since Inception	Since Inception	Since Inception
	Six Months	One Year	Three Years	Five Years	12/27/2013 (a)	4/15/2014	9/17/2015	4/19/16
Class A with Load (b)	(5.26)%	(4.73)%	1.29%	3.06%	N/A	4.60%	N/A	N/A
Class A	0.51%	1.08%	3.32%	4.28%	N/A	5.37%	N/A	N/A
Class C	0.16%	0.33%	2.55%	3.50%	N/A	N/A	5.47%	N/A
Class I	0.65%	1.34%	3.57%	4.53%	5.08%	N/A	N/A	N/A
Class Y	1.00%	2.13%	4.23%	5.18%	N/A	N/A	N/A	7.24%
MSCI All Country World Value Index (c)	(3.92)%	0.28%	6.21%	6.22%	5.43%	5.47%	7.43%	7.48%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Ironhorse Capital, LLC (the “Advisor”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2023 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) do not exceed 2.15%, 2.90%, 1.90% and 1.25% of average daily net assets attributable to Class A, Class C, Class I and Class Y shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. Class A Shares are subject to a maximum sales charge of 5.75% imposed on purchases. Per the fee table in the Fund’s March 1, 2022 prospectus, the Fund’s total annual operating expense ratio before expense waivers, if any, is 2.18%, 2.93%, 1.93%, and 1.80% for Class A, Class C, Class I, and Class Y shares, respectively. For performance information current to the most recent month-end, please call toll-free 1-844-GO-RAILX.

(a)	The inception date of Class I is December 26, 2013. Class I commenced operations on December 27, 2013.

(b)	Class A with load total return is calculated using the maximum sales charge of 5.75%

(c)	The MSCI All Country World Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 23 developed markets countries and 24 emerging markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.

Portfolio Composition as of April 30, 2022
Holdings by Industry/Asset Class	% of Net Assets
Metals & Mining	13.2%
Steel	6.6%
Retail - Discretionary	5.4%
Transportation & Logistics	3.0%
Oil & Gas Producers	2.5%
Leisure Facilities & Services	2.0%
Specialty Finance	1.7%
Chemicals	1.6%
Publishing & Broadcasting	1.5%
Other**	13.7%
Other Assets in Excess of Liabilities - Net	48.8%
100.0%

**	Other represents less than 1.5% weightings in the following industries: Beverages, Biotechnology & Pharmaceuticals, Construction Materials, Consumer Services, Electrical Equipment, Engineering & Construction, Forestry, Paper & Wood Products, Leisure Products, Oil & Gas Services & Equipment, Retail - Consumer Staples, Semiconductors, Short-Term Investment, Technology Hardware, and Wholesale - Discretionary.

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Conductor International Equity Value Fund
Portfolio Review (Unaudited)
April 30, 2022

The Fund’s performance figures* for the periods ended April 30, 2022, compared to its benchmark:

			Annualized Since
			Commencement of
	Six Months	One Year	Operations (a)
Class I	(2.41)%	(3.18)%	(0.50)%
MSCI All Country World ex-USA IMI Net Index (b)	(12.09)%	(10.34)%	4.86%
MSCI All Country World ex-USA Net Index (c)	(11.87)%	(10.31)%	4.45%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2023 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) do not exceed 1.20% of average daily net assets attributable to Class I shares. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. Per the fee table in the Fund’s March 1, 2022 prospectus, the Fund’s total annual operating expense ratio before expense waivers, if any, is 5.61% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-844-GO-RAILX.

(a)	The inception date of Class I is December 3, 2019. Class I commenced operations on December 5, 2019.

(b)	The MSCI All Country World ex-USA IMI Net Index captures large, mid and small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States) and 26 Emerging Markets (EM) countries. You cannot invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expense of investing.

(c)	The MSCI All Country World ex-USA Net Index is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI). It is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI Ex-U.S. includes both developed and emerging markets. You cannot invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expense of investing.

Portfolio Composition as of April 30, 2022
Holdings by Industry/Asset Class	% of Net Assets
Short-Term Investment	170.4%
Liabilities in Excess of Other Assets - Net	(70.4)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

CONDUCTOR GLOBAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 51.1%
	BEVERAGES - 1.2%
131,170	Coca-Cola Femsa S.A.B. de C.V.	$715,793

	BIOTECHNOLOGY & PHARMACEUTICALS - 0.9%
18,800	Mochida Pharmaceutical Company Ltd.	535,569

	CHEMICALS - 1.6%
15,100	LOTTE Fine Chemical Company Ltd.	963,665

	CONSTRUCTION MATERIALS - 1.4%
19,400	Apogee Enterprises, Inc.	853,600

	CONSUMER SERVICES - 1.0%
50,604	Perdoceo Education Corporation(a)	565,753

	ELECTRICAL EQUIPMENT - 0.2%
9,100	Japan Aviation Electronics Industry Ltd.	127,262

	ENGINEERING & CONSTRUCTION - 1.4%
5,243,000	DMCI Holdings, Inc.	829,157

	FORESTRY, PAPER & WOOD PRODUCTS - 1.4%
209,085	Navigator Company S.A. (The)	857,451

	LEISURE FACILITIES & SERVICES - 2.0%
1,006,800	Genting Singapore Ltd.	584,544
21,200	Sankyo Company Ltd.	610,105
		1,194,649
	LEISURE PRODUCTS - 1.0%
62,800	Tomy Company Ltd.	595,893

	METALS & MINING - 13.2%
123,325	Alliance Resource Partners, L.P.	2,208,751
64,183	Centerra Gold, Inc.	594,023
309,500	China Shenhua Energy Company Ltd., Class H	988,804

The accompanying notes are an integral part of these financial statements.

CONDUCTOR GLOBAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 51.1% (Continued)
	METALS & MINING - 13.2% (Continued)
767,064	Coronado Global Resources, Inc.	$1,235,560
1,535,500	Golden Energy & Resources Ltd.(a)	744,806
558,960	Indo Tambangraya Megah Tbk P.T.	1,080,719
52,475	Largo, Inc.(a)	438,691
47,318	Torex Gold Resources, Inc.(a)	529,647
		7,821,001
	OIL & GAS PRODUCERS - 2.5%
472,846	DNO ASA	716,724
402,307	Viva Energy Group Ltd.	789,231
		1,505,955
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
42,316	TGS NOPEC Geophysical Company ASA	652,722

	PUBLISHING & BROADCASTING - 1.5%
145,065	Atresmedia Corporacion de Medios de Comunicacion S.A.	554,754
5,117,100	Media Nusantara Citra Tbk P.T.	353,633
		908,387
	RETAIL - CONSUMER STAPLES - 1.0%
4,162	BGF Retail Company Ltd.	591,806

	RETAIL - DISCRETIONARY - 5.4%
5,330	Dillard’s, Inc., Class A	1,619,308
8,780	Genesco, Inc.(a)	544,623
769,600	Matahari Department Store Tbk P.T.	307,279
44,240	Takkt A.G.	714,544
		3,185,754
	SEMICONDUCTORS - 0.8%
208,000	Nanya Technology Corporation	455,236

	SPECIALTY FINANCE - 1.7%
26,660	Enova International, Inc.(a)	997,084

	STEEL - 6.6%
37,634	BlueScope Steel Ltd.	534,925

The accompanying notes are an integral part of these financial statements.

CONDUCTOR GLOBAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 51.1% (Continued)
	STEEL - 6.6% (Continued)
11,675	Nucor Corporation	$1,807,056
42,200	Russel Metals, Inc.	1,124,729
192,100	Usinas Siderurgicas de Minas Gerais S.A. Usiminas	440,636
		3,907,346
	TECHNOLOGY HARDWARE - 1.1%
29,500	Canon, Inc.	678,854

	TRANSPORTATION & LOGISTICS – 3.0%
3,911	Hyundai Glovis Company Ltd.	636,976
41,377	Westshore Terminals Investment Corporation	1,108,914
		1,745,890
	WHOLESALE - DISCRETIONARY - 1.1%
1,199,100	Sime Darby Bhd	643,626

	TOTAL COMMON STOCKS (Cost $22,510,700)	30,332,453

	SHORT-TERM INVESTMENT — 0.1%
	MONEY MARKET FUND - 0.1%
64,384	Dreyfus Cash Management, Institutional Class, 0.34% (Cost $64,411)(b)	64,414

	TOTAL INVESTMENTS - 51.2% (Cost $22,575,111)	$30,396,867
	OTHER ASSETS IN EXCESS OF LIABILITIES - 48.8%	29,020,366
	NET ASSETS - 100.0%	$59,417,233

LP	- Limited Partnership

LTD	- Limited Company

PT	- Perseroan Terbatas

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
CONDUCTOR GLOBAL EQUITY VALUE FUND (Unaudited)
APRIL 30, 2022

Diversification of Assets
Country	% of Net Assets
United States	16.7%
Canada	6.4%
Japan	4.3%
Korea (Republic Of)	3.7%
Indonesia	2.9%
Norway	2.3%
Singapore	2.3%
Australia	2.2%
China	1.7%
Portugal	1.4%
Other*	7.3%
Other Assets Less Liabilities - Net	48.8%
Grand Total	100.0%

*	Other represents less than 1.4% weightings in each of the following countries: Brazil, Germany, Malaysia, Mexico, Philippines, Spain, and Taiwan.

The accompanying notes are an integral part of these financial statements.

CONDUCTOR INTERNATIONAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENT — 170.4%
	MONEY MARKET FUND - 170.4%
7,194,942	Dreyfus Cash Management, Institutional Class, 0.34% (Cost $7,199,603)(a)	$7,199,258

	TOTAL INVESTMENTS - 170.4% (Cost $7,199,603)	$7,199,258
	LIABILITIES IN EXCESS OF OTHER ASSETS - (70.4)%	(2,973,626)
	NET ASSETS - 100.0%	$4,225,632

(a)	Rate disclosed is the seven day effective yield as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

Conductor Funds
Statements of Assets and Liabilities (Unaudited)
April 30, 2022

	Conductor Global Equity	Conductor International
	Value Fund	Equity Value Fund
ASSETS
Securities, at cost	$22,575,111	$7,199,603
Securities, at fair value	$30,396,867	$7,199,258
Cash	28,721,513	—
Foreign currency (cost: $94,607 and $2)	93,769	2
Receivable for securities sold	267,741	—
Dividends and interest receivable	288,972	10,406
Receivable due from advisor	—	8,990
Receivable for fund shares sold	20	—
Prepaid expenses and other assets	31,837	—
TOTAL ASSETS	59,800,719	7,218,656

LIABILITIES
Payable for investments purchased	238,506	—
Payable for fund shares redeemed	—	2,964,929
Investment advisory fees payable	55,901	—
Payable to related parties	55,405	15,634
Distribution (12b-1) fees payable	538	—
Accrued expenses and other liabilities	33,136	12,461
TOTAL LIABILITIES	383,486	2,993,024
NET ASSETS	$59,417,233	$4,225,632

NET ASSETS CONSIST OF:
Paid in capital	$52,097,722	$4,798,430
Accumulated earnings/(deficit)	7,319,511	(572,798)
NET ASSETS	$59,417,233	$4,225,632

The accompanying notes are an integral part of these financial statements.

Conductor Funds
Statements of Assets and Liabilities (Unaudited)(Continued)
April 30, 2022

	Conductor Global Equity	Conductor International
	Value Fund	Equity Value Fund
NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$929,761
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	72,658
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$12.80
Maximum offering price per share (maximum sales charge of 5.75%)	$13.58

Class C Shares:
Net Assets	$414,581	$—
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	32,891	—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$12.60

Class I Shares:
Net Assets	$49,533,254	$4,225,632
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,858,326	450,330
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$12.84	$9.38

Class Y Shares:
Net Assets	$8,539,637	$—
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	640,375	—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$13.34

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

The accompanying notes are an integral part of these financial statements.

Conductor Funds
Statements of Operations (Unaudited)
For the Six Months Ended April 30, 2022

	Conductor Global Equity	Conductor International
	Value Fund	Equity Value Fund
INVESTMENT INCOME
Dividend Income (Foreign Taxes Withheld: $104,915 and $14,555)	$965,078	$86,385
Interest Income	5,881	1,902
Securities Lending Income (net of fees)	4,393	—
TOTAL INVESTMENT INCOME	975,352	88,287

EXPENSES
Investment advisory fees	385,250	40,933
Distribution (12b-1) fees:
Class A	1,423	—
Class C	2,213	—
Administrative services fees	33,816	31,526
Registration fees	25,959	5,625
Third party administrative services fees	24,272	882
Custodian fees	24,466	11,258
Transfer agent fees	37,306	7,958
Audit fees	20,261	8,560
Accounting services fees	21,511	10,970
Legal fees	11,586	12,396
Printing and postage expenses	9,571	1,791
Compliance officer fees	9,993	4,304
Trustees fees and expenses	6,000	7,019
Insurance expense	3,079	5,680
Other expenses	1,718	2,480
TOTAL EXPENSES	618,424	151,382

Less: Fees waived/reimbursed by the Advisor	(65,218)	(108,675)

NET EXPENSES	553,206	42,707

NET INVESTMENT INCOME	422,146	45,580

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	4,164,732	184,669
Foreign currency translations	(115,734)	(33,034)
Realized gain from investments and foreign currency translations	4,048,998	151,635

Net change in unrealized appreciation/(depreciation) of:
Investments	(4,078,401)	(369,112)
Foreign currency translations	(7,118)	8
Unrealized depreciation on investments and foreign currency translations	(4,085,519)	(369,104)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(36,521)	(217,469)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$385,625	$(171,889)

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
Statements of Changes in Net Assets

	For the Six Months Ended	For the Year Ended
	April 30, 2022	October 31,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income	$422,146	$795,359
Net realized gain from investments and foreign currency translations	4,048,998	8,399,443
Net change in unrealized appreciation/(depreciation) of investments and foreign currency translations	(4,085,519)	6,446,532
Net increase in net assets resulting from operations	385,625	15,641,334

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(5,951)	(8,015)
Class C	(1,066)	(296)
Class I	(315,631)	(529,937)
Class Y	(69,728)	(167,765)
From Return of Capital	—	(80,235)
Net decrease in net assets resulting from distributions to shareholders	(392,376)	(786,248)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10	192,494
Class I	8,142	184,706
Class Y	25,000	2,835,829
Net asset value of shares issued in reinvestment of distributions:
Class A	5,585	8,633
Class C	1,066	930
Class I	284,287	530,074
Class Y	68,605	183,011
Redemption fee proceeds:
Class Y	—	1,187
Payments for shares redeemed:
Class A	(354,406)	(149,190)
Class C	(69,605)	(246,923)
Class I	(402,197)	(1,338,621)
Class Y	(5,859,930)	(5,772,665)
Net decrease in net assets from shares of beneficial interest	(6,293,443)	(3,570,535)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(6,300,194)	11,284,551

NET ASSETS
Beginning of Year/Period	65,717,427	54,432,876
End of Year/Period	$59,417,233	$65,717,427

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
Statements of Changes in Net Assets (Continued)

	For the Six Months Ended	For the Year Ended
	April 30, 2022	October 31,
	(Unaudited)	2021
SHARE ACTIVITY
Class A:
Shares Sold	1	14,717
Shares Reinvested	442	666
Shares Redeemed	(27,841)	(12,048)
Net increase/(decrease) in shares of beneficial interest outstanding	(27,398)	3,335

Class C:
Shares Reinvested	86	73
Shares Redeemed	(5,581)	(21,160)
Net decrease in shares of beneficial interest outstanding	(5,495)	(21,087)

Class I:
Shares Sold	649	13,875
Shares Reinvested	22,376	41,691
Shares Redeemed	(31,306)	(110,751)
Net decrease in shares of beneficial interest outstanding	(8,281)	(55,185)

Class Y:
Shares Sold	1,874	232,642
Shares Reinvested	5,220	13,974
Shares Redeemed	(444,111)	(449,936)
Net decrease in shares of beneficial interest outstanding	(437,017)	(203,320)

The accompanying notes are an integral part of these financial statements.

Conductor International Equity Value Fund
Statements of Changes in Net Assets

	For the Six Months Ended	For the Year Ended
	April 30, 2022	October 31,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income	$45,580	$67,289
Net realized gain/(loss) from investments and foreign currency translations	151,635	(63,241)
Net change in unrealized appreciation/(depreciation) of investments and foreign currency translations	(369,104)	312,332
Net increase/(decrease) in net assets resulting from operations	(171,889)	316,380

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A (a)	—	—
Class I	(152,457)	(66,735)
Net decrease in net assets resulting from distributions to shareholders	(152,457)	(66,735)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	11,685	4,500,000
Net asset value of shares issued in reinvestment of distributions:
Class A (a)	—	—
Class I	152,457	66,735
Payments for shares redeemed:
Class A	(10)	—
Class I	(2,976,592)	—
Net increase/(decrease) in net assets from shares of beneficial interest	(2,812,460)	4,566,735

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(3,136,806)	4,816,380

NET ASSETS
Beginning of Year/Period	7,362,438	2,546,058
End of Year/Period	$4,225,632	$7,362,438

SHARE ACTIVITY
Class A:
Shares Reinvested (b)	—	—
Shares Redeemed	(1)	—
Net decrease in shares of beneficial interest outstanding	(1)	—

Class I:
Shares Sold	1,227	437,782
Shares Reinvested	16,265	6,677
Shares Redeemed	(317,195)	—
Net increase/(decrease) in shares of beneficial interest outstanding	(299,703)	444,459

(a)	Represents less than $1.

(b)	Represents less than 1 share.

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class A Shares*
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	April 30, 2022		October 31,		October 31,		October 31,	October 31,		October 31,
	(Unaudited)		2021		2020		2019	2018		2017
Net asset value, beginning of year/period	$12.79		$10.04		$12.01		$13.00	$13.75		$10.84
Activity from investment operations:
Net investment income (1)	0.06		0.10		0.12		0.19	0.05		0.01
Net realized and unrealized gain/(loss) on investments	0.01		2.75		(1.94)		0.10	(0.63)		2.90
Total from investment operations	0.07		2.85		(1.82)		0.29	(0.58)		2.91
Less distributions from:
Net investment income	(0.06)		(0.08)		(0.13)		(0.18)	(0.15)		—
Net return of capital	—		(0.02)		(0.02)		—	—		—
Net realized gains	—		—		—		(1.10)	(0.02)		—
Total distributions	(0.06)		(0.10)		(0.15)		(1.28)	(0.17)		—
Paid-in-Capital From Redemption Fees	—		—		—		—	0.00	(6)	—
Net asset value, end of year/period	$12.80		$12.79		$10.04		$12.01	$13.00		$13.75
Total return (2)	0.59	% (9)	28.41	% (9)	(15.05)%		2.94%	(4.33)%		26.85%
Net assets, end of year/period (000’s)	$930		$1,280		$971		$2,088	$3,065		$3,624
Ratio of gross expenses to average net assets (3)(4)	2.24	% (10)	2.02%		2.30	% (8)	1.94%	1.81%		1.95%
Ratio of net expenses to average net assets (4)	2.15	% (10)	2.15	% (7)	2.17	% (8)	1.94%	2.11	% (7)	2.15	% (7)
Ratio of net investment income to average net assets (4)(5)	0.98	% (10)	0.82%		1.08%		1.59%	0.36%		0.06%
Portfolio Turnover Rate	47	% (11)	85%		91%		108%	141%		90%

*	The Conductor Global Equity Value Fund Class A commenced investment operations on April 15, 2014.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods less than one year are not annualized. Total returns shown exclude the effect of the maximum applicable sales charges of 5.75% and, if applicable, wire redemption fees. Had the Advisor not waived its fees, the returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(4)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005.

(7)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(8)	Includes tax expense. If these expenses were excluded, the ratio of gross expenses to average net assets would be 2.28% and the ratio of net expenses to average net assets would be 2.15%.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(10)	Annualized.

(11)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class C Shares*
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	April 30, 2022		October 31,		October 31,		October 31,	October 31,		October 31,
	(Unaudited)		2021		2020		2019	2018		2017
Net asset value, beginning of year/period	$12.62		$9.92		$11.84		$12.82	$13.55		$10.76
Activity from investment operations:
Net investment income/(loss) (1)	0.01		0.01		0.04		0.10	(0.06)		(0.09)
Net realized and unrealized gain/(loss) on investments	(0.00	) (7)	2.71		(1.90)		0.10	(0.61)		2.88
Total from investment operations	0.01		2.72		(1.86)		0.20	(0.67)		2.79
Less distributions from:
Net investment income	(0.03)		(0.00	) (7)	(0.04)		(0.08)	(0.04)		—
Net return of capital	—		(0.02)		(0.02)		—	—		—
Net realized gains	—		—		—		(1.10)	(0.02)		—
Total distributions	(0.03)		(0.02)		(0.06)		(1.18)	(0.06)		—
Paid-in-Capital From Redemption Fees	—		—		0.00	(7)	—	—		—
Net asset value, end of year/period	$12.60		$12.62		$9.92		$11.84	$12.82		$13.55
Total return (2)	0.08	% (9)	27.45	% (9)	(15.70)%		2.10%	(4.99)%		25.93%
Net assets, end of year/period (000’s)	$415		$484		$590		$1,361	$1,626		$1,333
Ratio of gross expenses to average net assets (3)(4)	3.00	% (10)	2.77%		3.05	% (8)	2.69%	2.55%		2.69%
Ratio of net expenses to average net assets (4)	2.90	% (10)	2.90	% (6)	2.92	% (8)	2.69%	2.86	% (6)	2.90	% (6)
Ratio of net investment income/(loss) to average net assets (4)(5)	0.24	% (10)	0.05%		0.40%		0.83%	(0.42)%		(0.70)%
Portfolio Turnover Rate	47	% (11)	85%		91%		108%	141%		90%

*	The Conductor Global Equity Value Fund Class C commenced investment operations on September 17, 2015.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns shown exclude the effect of sales charges and, if applicable, wire redemption fees. Had the Advisor not waived its fees, the returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(4)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(7)	Amount represents less than $0.005.

(8)	Includes tax expense. If these expenses were excluded, the ratio of gross expenses to average net assets would be 3.03% and the ratio of net expenses to average net assets would be 2.90%.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(10)	Annualized.

(11)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class I Shares*
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	April 30, 2022		October 31,		October 31,		October 31,	October 31,		October 31,
	(Unaudited)		2021		2020		2019	2018		2017
Net asset value, beginning of year/period	$12.84		$10.09		$12.07		$13.09	$13.86		$10.90
Activity from investment operations:
Net investment income (1)	0.08		0.13		0.14		0.22	0.09		0.03
Net realized and unrealized gain/(loss) on investments	(0.00	) (9)	2.77		(1.94)		0.10	(0.64)		2.93
Total from investment operations	0.08		2.90		(1.80)		0.32	(0.55)		2.96
Less distributions from:
Net investment income	(0.08)		(0.13)		(0.16)		(0.24)	(0.20)		—
Net return of capital	—		(0.02)		(0.02)		—	—		—
Net realized gains	—		—		—		(1.10)	(0.02)		—
Total distributions	(0.08)		(0.15)		(0.18)		(1.34)	(0.22)		—
Net asset value, end of year/period	$12.84		$12.84		$10.09		$12.07	$13.09		$13.86
Total return (2)	0.65%		28.79	% (8)	(14.82)%		3.14%	(4.09)%		27.16%
Net assets, end of year/period (000’s)	$49,533		$49,636		$39,584		$52,142	$52,383		$55,185
Ratio of gross expenses to average net assets (3)(4)	2.00	% (10)	1.77%		2.07	% (7)	1.70%	1.55%		1.71%
Ratio of net expenses to average net assets (4)	1.90	% (10)	1.90	% (6)	1.92	% (7)	1.70%	1.86	% (6)	1.90	% (6)
Ratio of net investment income to average net assets (4)(5)	1.27	% (10)	1.06%		1.33%		1.83%	0.62%		0.28%
Portfolio Turnover Rate	47	% (11)	85%		91%		108%	141%		90%

*	The Conductor Global Equity Value Fund Class I commenced investment operations on December 27, 2013.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Total returns for periods of less than one year are not annualized. Had the Advisor not waived its fees, the returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(4)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(7)	Includes tax expense. If these expenses were excluded, the ratio of gross expenses to average net assets would be 2.05% and the ratio of net expenses to average net assets would be 1.90%.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Amount represents less than $0.005.

(10)	Annualized.

(11)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class Y Shares*
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	April 30, 2022		October 31,	October 31,		October 31,	October 31,	October 31,
	(Unaudited)		2021	2020		2019	2018	2017
Net asset value, beginning of year/period	$13.29		$10.38	$12.32		$13.28	$13.97	$10.91
Activity from investment operations:
Net investment income (1)	0.13		0.22	0.23		0.27	0.19	0.12
Net realized and unrealized gain/(loss) on investments	0.00	(6)	2.84	(1.99)		0.11	(0.66)	2.94
Total from investment operations	0.13		3.06	(1.76)		0.38	(0.47)	3.06
Less distributions from:
Net investment income	(0.08)		(0.13)	(0.16)		(0.24)	(0.20)	—
Net return of capital	—		(0.02)	(0.02)		—	—	—
Net realized gains	—		—	—		(1.10)	(0.02)	—
Total distributions	(0.08)		(0.15)	(0.18)		(1.34)	(0.22)	—
Paid-in-Capital From Redemption Fees	—		0.00 (6)	0.00	(6)	—	0.00 (6)	—
Net asset value, end of year/period	$13.34		$13.29	$10.38		$12.32	$13.28	$13.97
Total return (2)	1.00%		29.53%	(14.27)%		3.59%	(3.48)%	28.05%
Net assets, end of year/period (000’s)	$8,540		$14,317	$13,288		$27,808	$44,498	$19,242
Ratio of gross expenses to average net assets (3)(4)	1.99	% (8)	1.77%	2.04	% (7)	1.65%	1.55%	1.68%
Ratio of net expenses to average net assets (4)	1.25	% (8)	1.25%	1.27	% (7)	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets (4)(5)	1.93	% (8)	1.71%	2.08%		2.23%	1.27%	0.93%
Portfolio Turnover Rate	47	% (9)	85%	91%		108%	141%	90%

*	The Conductor Global Equity Value Fund Class Y commenced investment operations on April 19, 2016.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Total returns for periods of less than one year are not annualized. Had the Advisor not waived its fees, the returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(4)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005.

(7)	Includes tax expense. If these expenses were excluded, the ratio of gross expenses to average net assets would be 2.02% and the ratio of net expenses to average net assets would be 1.25%.

(8)	Annualized.

(9)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Conductor International Equity Value Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class I Shares*
	Six Months Ended		Year Ended	Period Ended
	April 30, 2022		October 31,	October 31,
	(Unaudited)		2021	2020
Net asset value, beginning of year/period	$9.82		$8.33	$10.00
Activity from investment operations:
Net investment income (1)	0.06		0.16	0.17
Net realized and unrealized gain/(loss) on investments	(0.30)		1.45	(1.67)
Total from investment operations	(0.24)		1.61	(1.50)
Less distributions from:
Net investment income	(0.07)		(0.12)	(0.14)
Net return of capital	—		—	(0.03)
Net realized gains	(0.13)		—	—
Total distributions	(0.20)		(0.12)	(0.17)
Net asset value, end of year/period	$9.38		$9.82	$8.33
Total return (2)	(2.41)%		19.31%	(15.15)%
Net assets, end of year/period (000’s)	$4,226		$7,362	$2,546
Ratio of gross expenses to average net assets (3)(4)	4.25	% (6)	5.57%	6.46	% (6)
Ratio of net expenses to average net assets (4)	1.20	% (6)	1.20%	1.20	% (6)
Ratio of net investment income to average net assets (4)(5)	1.28	% (6)	1.63%	2.17	% (6)
Portfolio Turnover Rate	63	% (7)	91%	84	% (7)

*	The Conductor International Equity Value Fund Class I commenced investment operations on December 5, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Total returns for periods of less than one year are not annualized. Had the Advisor not waived its fees, the returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and reimbursements by the Advisor.

(4)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Conductor Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2022

1.	ORGANIZATION

The Conductor Global Equity Value Fund (the “Global Fund”) and the Conductor International Equity Value Fund (the “International Fund”), each a “Fund” or collectively the “Funds,” are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Global Fund offers Class A, Class C, Class I, and Class Y shares. The International Fund offers Class A and Class I shares. The Funds inception dates and investment objectives are as follows:

Fund	Inception Date	Investment Objective
Global Fund	Class A – April 15, 2014	To provide long-term risk-adjusted total return.
Class C – September 17, 2015
Class I – December 26, 2013
Class Y – April 19, 2016
International Fund	December 3, 2019	To provide long-term risk-adjusted total return.

Class A shares of the Global Fund are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Each share class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares of each Fund have equal voting privileges with respect to such Fund except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of such class.

As of April 30, 2022, there were no Class A shares outstanding for the International Fund.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at mean between the last bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in a Fund’s NAV. However, a Fund may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. The Funds utilize fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

Conductor Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2022

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and considers the determinations reached by the fair value committee in ratifying the fair value committee’s application of the fair valuation methodologies employed.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value committee. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Conductor Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2022

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2022 for each Fund’s investments measured at fair value:

Global Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$13,548,607	$16,783,846	$—	$30,332,453
Short-Term Investment	64,414	—	—	64,414
Total Investments	$13,613,021	$16,783,846	$—	$30,396,867

International Fund
Assets *	Level 1	Level 2	Level 3	Total
Short-Term Investment	$7,199,258	$—	$—	$7,199,258
Total Investments	$7,199,258	$—	$—	$7,199,258

*	Please refer to each Fund’s Portfolio of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the period.

Certain foreign securities are valued utilizing valuation factors provided by an independent pricing service to reflect any significant market movements between the time foreign markets close and the time the Funds value such foreign securities. The utilization of valuation factors may result in the securities being categorized as Level 2.

Conductor Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2022

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the Global Fund for open tax years ended October 31, 2018 to October 31, 2020, and for the International Fund for open tax year ended October 31, 2020, or expected to be taken in the Funds’ October 31, 2021 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed since inception.

Distributions to Shareholders – Distributions from investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that has not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Conductor Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2022

3.	PRINCIPAL INVESTMENT RISKS

Each Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Funds’ prospectus and statement of additional information for a more full listing of risks associated with each Fund’s investments which include but are not limited to active trading risk, cash positions risk, commodities risk, credit risk, currency risk, cybersecurity risk, derivatives risk, emerging market risk, equity risk, foreign (non-U.S.) investment risk, gap risk, geographic and sector risk, hedging transactions risk, index risk, investment companies and exchange-traded funds risk, issuer-specific risk, large-cap securities risk, management risk, market risk, market events risk, model risk, new fund risk, portfolio turnover risk, securities lending risk, short selling risk, small-cap and mid-cap securities risk, value investing risk, valuation risk, and volatility risk.

Cash Positions Risk – The Funds may hold a significant position in cash, cash equivalent securities or U.S. Treasury investments. When a Fund’s investment in cash, cash equivalent securities or U.S. Treasury investment increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested.

Emerging Market Risk – Investing in emerging markets involves not only the risks described herein with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets may also result in a lack of liquidity and in price volatility of these securities. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets which may result in increased price volatility of emerging market investments.

Equity Risk – Common stocks are susceptible to general stock market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change, and unexpected trading activity among retail investors. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Foreign (Non-U.S.) Investments Risk – Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Geographic and Sector Risk – The risk that if a Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development, or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Funds may not concentrate in any one industry, the Funds may invest without limitation in a particular country or sector.

Investment Companies and ETFs Risk – When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments held by the investment company or ETF. A Fund also will incur brokerage costs when it purchases and sells ETFs.

Conductor Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2022

Market Risk – Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment, and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. When the value of a Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended April 30, 2022, amounted to:

	Global Fund	International Fund
Purchases	$16,211,367	$2,485,673
Sales	29,814,037	6,901,630

Conductor Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2022

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – IronHorse Capital, LLC serves as the Funds’ investment advisor (the “Advisor”). Effective October 1, 2016, under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 1.25% of the average daily net assets of the Global Fund. Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 1.15% of the average daily net assets of the International Fund. For the six months ended April 30, 2022, the Global Fund and International Fund incurred advisory fees in the amounts of $385,250 and $40,933, respectively.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) so that the total annual operating expenses do not exceed 2.15%, 2.90%, 1.90%, and 1.25% of the average daily net assets attributable to Class A, Class C, Class I, and Class Y shares, respectively, of the Global Fund, and 1.45% and 1.20% of the average daily net assets attributable to Class A and Class I shares, respectively, of the International Fund. This agreement is in effect at least until March 1, 2023. For the six months ended April 30, 2022, the Advisor waived fees or reimbursed expenses in the amount of $65,218 for the Global Fund, and $108,675 for the International Fund.

These fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation that was in effect at the time the reimbursement was made.

The following amounts are subject to recapture by the Funds by the following dates:

	Global Fund – Class A,
	Class C and Class I	Global Fund – Class Y	International Fund
10/31/2022	N/A	$130,925	N/A
10/31/2023	$68,326	$133,965	$125,955
10/31/2024	N/A	$83,497	$179,984

As of October 31, 2021, $115,793 of waived fees attributable to Class Y shares of the Global Fund expired unrecouped.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets for Class A shares and 1.00% of its average daily net assets for Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended April 30, 2022, $1,423 and $2,213 of 12b-1 fees were incurred for Class A shares and Class C shares, respectively, of the Global Fund, and $0 of 12b-1 fees were incurred for Class A shares of the International Fund.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s Class A, Class C, and Class I shares. For the six months ended April 30, 2022, the Distributor did not receive any underwriting commissions for sales of the Global Fund or International Fund.

Conductor Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2022

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds each pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from each Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at April 30, 2022, were as follows:

	Global Fund	International Fund
Cost for Federal Tax purposes	$22,761,520	$7,199,603

Unrealized Appreciation	$8,709,088	$—
Unrealized Depreciation	(1,073,741)	(345)
Tax Net Unrealized Appreciation/(Depreciation)	$7,635,347	$(345)

7.	TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended October 31, 2021 and October 31, 2020 was as follows:

	For the period ended October 31, 2021:

	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Global Fund	$706,013	$—	$80,235	$—	$786,248
International Fund	66,735	—	—	—	66,735

	For the period ended October 31, 2020:

	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Global Fund	$947,085	$—	$117,449	$—	$1,064,534
International Fund	44,328	—	7,847	—	52,175

Conductor Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2022

As of October 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed
	Ordinary	Undistributed	Undistributed	Post October Loss
	Tax-Exempt	Ordinary	Long-Term	and
Portfolio	Income	Income	Capital Gains	Late Year Loss
Global Fund	$—	$—	$—	$—
International Fund	—	19,127	—	—

	Capital Loss	Other	Unrealized	Total
	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Forwards	Differences	(Depreciation)	Earnings/(Deficit)
Global Fund	$(4,381,682)	$—	$11,707,944	$7,326,262
International Fund	(600,972)	—	333,393	(248,452)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized losses, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for partnerships, and mark-to-market on passive foreign investment companies. The table above includes unrealized foreign currency losses of $(5,804) and $(289) for the Global Fund and the International Fund, respectively.

At October 31, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Global Fund	$4,381,682	$—	$4,381,682	$8,565,167
International Fund	600,972	—	600,972	—

*	The International Fund experienced a shareholder change in ownership during the fiscal year, resulting in an annual limitation on the amount of pre-change capital loss carry forwards available to be recognized in each year.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, resulted in reclassifications for the Funds for the fiscal year ended October 31, 2021 as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings/(Deficit)
Global Fund	$(1,659)	$1,659
International Fund	(168)	168

Conductor Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2022

8.	SECURITIES LENDING

The Global Fund has entered into a securities lending arrangement with BNY Mellon Corp. (“BNY Mellon”). Under an agreement with BNY Mellon, the Global Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Global Fund’s security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers is remitted to BNY Mellon as lending agent, and the remainder is paid to the Global Fund. The Global Fund continues to receive interest or dividends on the securities loaned. The Global Fund has the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Global Fund could experience delays or losses on recovery. Additionally, the Global Fund is subject to the risk of loss from investments made with the cash received as collateral. The Global Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. Effective January 31, 2022, the Global Fund no longer engages in securities lending.

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

As of April 30, 2022, the International Fund invested a portion of its assets in the Dreyfus Cash Management Fund – Institutional Class (the “Dreyfus Fund”). The Dreyfus Fund is registered under the 1940 Act as open-end management investment company. The Fund may redeem its investment in the Dreyfus Fund at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the Dreyfus Fund. The financial statements of the Dreyfus Fund, including its portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with the International Fund’s financial statements.

As of April 30, 2022, the percentage of the International Fund’s net assets invested in the Dreyfus Fund was 170.4%

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2022, Charles Schwab & Co., holding shares for the benefit of others in nominee name, held approximately 76% of the voting securities of the Global Fund. As of April 30, 2022, East Asset Management held 100% of the voting securities of the International Fund.

Conductor Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2022

11.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his/her shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended April 30, 2022, there were no redemption fees assessed for the Funds.

12.	REORGANIZATION

On February 22, 2022, the Board of Trustees approved the conversion of the Global Fund into the Conductor Global Equity Value ETF, a newly-created series of the Trust (the “Reorganization”). There will be no change in investment objective, strategies or portfolio management. An Information Statement/Prospectus regarding the Reorganization has been filed with the SEC and is expected to be mailed to shareholders of the Global Fund on or about July 5, 2022. The Reorganization is expected to close on or about August 1, 2022.

13.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

The Board has determined based on the recommendation of the advisor of the International Fund that it is in the best interest of the Funds and its shareholders that the Funds cease operations. The Board determined to close Class A and Class I shares of the International Fund and all shares were redeemed on April 29, 2022 and May 2, 2022, respectively.

Conductor Funds

EXPENSE EXAMPLES (Unaudited)

April 30, 2022

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Conductor Global Equity Value Fund and Conductor International Equity Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ended April 30, 2022.

Actual Expenses

The “Actual” Expenses line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses* Paid During	Annualized Expense Ratio
Actual	11/1/2021	4/30/2022	Period 11/1/21 – 4/30/22	11/1/21 – 4/30/22
Global Fund
Class A	$1,000.00	$1,005.90	$10.69	2.15%
Class C	1,000.00	1,000.80	14.39	2.90%
Class I	1,000.00	1,006.50	9.45	1.90%
Class Y	1,000.00	1,010.00	6.23	1.25%
International Fund
Class I	1,000.00	975.90	5.88	1.20%

Hypothetical
(5% return before	Beginning Account Value	Ending Account Value	Expenses* Paid During	Annualized Expense Ratio
expenses)	11/1/2021	4/30/2022	Period 11/1/21 – 4/30/22	11/1/21 – 4/30/22
Global Fund
Class A	$1,000.00	$1,014.13	$10.74	2.15%
Class C	1,000.00	1,010.41	14.46	2.90%
Class I	1,000.00	1,015.37	9.49	1.90%
Class Y	1,000.00	1,018.60	6.26	1.25%
International Fund
Class I	1,000.00	1,018.84	6.01	1.20%

*	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Conductor Funds

Change of Independent Public Accountant (Unaudited)

April 30, 2022

On April 5, 2022, the Audit Committee of the Board of Trustees of Two Roads Shared Trust (the "Trust" or “registrant”) selected and appointed and recommended BBD, LP (“BBD”) as the Fund’s independent registered public accounting firm for the fiscal year ending October 31, 2022, in replacement of Grant Thornton LLP ("GT") who were dismissed as the independent registered public accounting firm for the Fund.

GT reports on the Fund’s financial statements for either of the past two years did not contain an adverse opinion or a disclaimer of opinion, nor were such reports qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years of the Funds ended October 31, 2020 and October 31, 2021, and the subsequent interim period through April 5, 2022, (i) there were no disagreements between the Funds and GT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of GT, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements for such period and (ii) there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).

During the fiscal years of the Funds ended October 31, 2020 and October 31, 2021, and during the subsequent interim period through April 5, 2022, neither the registrant, nor anyone acting on its behalf, consulted with BBD on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a “disagreement,” as described in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) a “reportable event,” as defined in Item 304(a)(1)(v) of Regulation S-K.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-844-GO-RAILX or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-844-GO-RAILX.

Investment Advisor

IronHorse Capital LLC

3102 West End Avenue, Suite 400

Nashville, TN 37203

Administrator

Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of a Fund. Such offering is made only by a prospectus, which contains information about each Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

Conductor SAR-22

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable to open-end investment companies.

(a)(4) Change in registrant’s independent public accountant is filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 7/7/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 7/7/2022

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date 7/7/2022